SEGMENT INFORMATION (Schedule of Revenue Derives From Transfer of Goods and Services) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Timing of revenue recognition
At a point in time	$ 43,344	$ 61,299	$ 56,540
Over time	441	256	292
Total	43,785	61,555	56,832
America [Member]
Timing of revenue recognition
At a point in time	31,949	41,536	44,692
Over time	441	256	292
Total	32,390	41,792	44,984
Ireland [Member]
Timing of revenue recognition
At a point in time	11,395	19,763	11,848
Over time	0	0	0
Total	11,395	19,763	11,848
Customer [Member]
Timing of revenue recognition
At a point in time	43,343	61,299	56,540
Over time	442	256	292
Total	43,785	61,555	56,832
Customer [Member] | America [Member]
Timing of revenue recognition
At a point in time	24,182	29,661	31,990
Over time	442	256	292
Total	24,624	29,917	32,282
Customer [Member] | Asia Or Africa Member
Timing of revenue recognition
At a point in time	15,383	24,775	18,909
Over time	0	0	0
Total	15,383	24,775	18,909
Customer [Member] | Europe [Member]
Timing of revenue recognition
At a point in time	3,778	6,863	5,641
Over time	0	0	0
Total	$ 3,778	$ 6,863	$ 5,641